Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

23 Segment information

(i) The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,619	9,476	11,877
Engineering	11,769	3,881	5,522

	21,388	13,357	17,399

Operating income / (loss)
Trading and manufacturing	140	(488)	(102)
Engineering	846	(1,027)	(158)
Unallocated corporate expenses	(205)	(186)	(180)

	781	(1,701)	(440)

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	32	39	54
Engineering	6	10	15

	38	49	69

Capital expenditures, gross
Trading and manufacturing	1	2	17
Engineering	3	9	4

	4	11	21

(i) The Group reports under two segments: Trading and manufacturing, and Engineering. (Cont’d)

	December 31,
	2021	2020
	US$’000	US$’000
Assets
Trading and manufacturing	7,969	7,877
Engineering	13,281	12,218

	21,250	20,095

Liabilities
Trading and manufacturing	3,428	2,645
Engineering	3,021	2,987

	6,449	5,632

(ii) Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Revenue -
The PRC	13,217	5,072	6,886
Hong Kong	7,937	8,024	10,169
Others	234	261	344

	21,388	13,357	17,399

(iii) Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2021	2020
	US$’000	US$’000

Hong Kong	25	47
The PRC	190	212

	215	259

(1)  Long-lived assets represent property, plant and equipment, net.

(iv) Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2021	2020	2019

Supplier A	42%	30%	53%
Supplier B	13%	10%	7%
Supplier C	6%	9%	6%
Supplier D	6%	6%	6%
Supplier E	5%	5%	-
Supplier F	-	12%	-

(v) Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2021	2020	2019

Customer A	15%	9%	19%
Customer B	-	8%	-
Customer C	-	6%	10%
Customer D	-	-	5%